Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Class A Ordinary Share	Class B Ordinary Share	Additional paid-in capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Beginning Balance at Dec. 31, 2015	$ 10			$ (150,620)	$ 6,199	$ (144,411)
Beginning Balance, shares at Dec. 31, 2015	10,000
Net income (loss)				2,350,148		2,350,148
Issuance of common stock for cash	$ 20,000	$ 11,900	1,968,100			2,000,000
Issuance of common stock for cash, shares	20,000,000	11,900,000
Foreign currency translation adjustment					41,953	41,953
Ending Balance at Dec. 31, 2016	$ 20,010	$ 11,900	1,968,100	2,199,528	48,152	4,247,690
Ending Balance, shares at Dec. 31, 2016	20,010,000	11,900,000
Net income (loss)				3,899,891		3,899,891
Foreign currency translation adjustment					(29,664)	(29,664)
Ending Balance at Dec. 31, 2017	$ 20,010	$ 11,900	1,968,100	6,099,419	18,488	8,117,917
Ending Balance, shares at Dec. 31, 2017	20,010,000	11,900,000
Net income (loss)				(8,412,731)		(8,412,731)
Issuance of common stock for cash	$ 1,306		5,727,505			5,728,811
Issuance of common stock for cash, shares	1,306,055
Foreign currency translation adjustment					284,923	284,923
Ending Balance at Dec. 31, 2018	$ 21,316	$ 11,900	$ 7,695,605	$ (2,313,312)	$ 303,411	$ 5,718,920
Ending Balance, shares at Dec. 31, 2018	21,316,055	11,900,000